SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2021 USD ($)	Aug. 25, 2016 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of net revenue contributed by VIE		96.17%	96.17%	94.89%
Percentage of consolidated total assets contributed by VIE		56.45%	56.45%	66.66%
Percentage of consolidated total liabilities contributed by VIE		281.39%	281.39%	233.49%
Sales allowances for sales returns and sales incentives		¥ 262		¥ 874	¥ 89
Value added tax rate percent		13.00%	13.00%
Value added tax rate for small scale tax payers		3.00%	3.00%
Additional deductible value added tax rate	10.00%
Value added tax		¥ 35,306		32,338
Balance of the quality assurance fund									¥ 287,000
Restricted bank deposits		133,678		198,727		$ 18,828
Term deposits		346,636		232,432		48,823
Investment in marketable securities		427,966		200,679		60,278
Inventories, net		1,950		2,662
Impairment losses on the equity securities without readily determinable fair values		74,279		102,510	631,393
Impairment loss of equity method investment		448,688		427,697	58,033
Balances of held-to-maturity securities		509,392
Impairment losses (reversal) on its held-to-maturity						$ 1,056		$ 676
Goodwill impairment		24,809		200
Selling and marketing expenses		27,801		62,243	165,477
Cost of goods sold		61,654	$ 8,684	46,424	59,088
Advertising costs		10		19	495
Government grants received		¥ 407		512	¥ 437
Calculated rate at per share | (per share)		¥ 7.0999				$ 1
Cash and cash equivalents		¥ 1,686,342		2,433,279		$ 237,516
Deposit insurance insured		25,500
Deposit insurance uninsured		1,373,200
Loan receivable		¥ 13,425		¥ 151,368
Net revenue percent		10.00%	10.00%	10.00%
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Voting stock percentage		20.00%	20.00%
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Voting stock percentage		50.00%	50.00%
Remaining lease terms		3 years	3 years
Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured		¥ 500,000					$ 500,000
Loans receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Provision for uncollectable loans		133,815		¥ 113,110
Foreign currency [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured		3,550
Deposit insurance uninsured		2,665
CHINA [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured		2,727
HONG KONG [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance uninsured		277,119
SOUTH AFRICA [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deposit insurance insured | $						$ 250,000
Deposit insurance uninsured		¥ 1,582
Service [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Value added tax rate percent		6.00%	6.00%
Post-origination services [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Deferred revenue		¥ 3,629
Customer A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues		¥ 165,000		¥ 185,000
Revenues percentage		40.00%	40.00%	33.00%
Customer B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues		¥ 125,000		¥ 145,000
Revenues percentage		30.00%	30.00%	26.00%
Customer C [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Total net revenues				¥ 87,000
Revenues percentage				16.00%
China, Yuan Renminbi [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and cash equivalents		¥ 1,398,700		¥ 1,751,808
China, Yuan Renminbi [Member] | Cash and Cash Equivalents [Member] | Foreign currency risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration risk percentage		82.94%	82.94%	71.99%